Long-Term Debt (Details Textual)	12 Months Ended				12 Months Ended								12 Months Ended				12 Months Ended							12 Months Ended
	Dec. 31, 2011 GBP (£)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009	Dec. 31, 2011 US Credit Agreement Revolving Credit Line [Member] USD ($)	Dec. 31, 2011 US Credit Agreement Revolving Credit Line [Member] Minimum [Member]	Dec. 31, 2011 US Credit Agreement Term Loan [Member] USD ($)	Dec. 31, 2010 US Credit Agreement Term Loan [Member] USD ($)	Dec. 31, 2011 US Credit Agreement Term Loan [Member] Maximum [Member]	Dec. 31, 2011 UK Credit Agreement Revolving Credit Line [Member] USD ($)	Dec. 31, 2011 UK Credit Agreement Revolving Credit Line [Member] GBP (£)	Dec. 31, 2010 UK Credit Agreement Revolving Credit Line [Member] USD ($)	Dec. 31, 2011 UK Credit Agreement Revolving Credit Line [Member] Maximum [Member]	Dec. 31, 2011 UK Credit Agreement Revolving Credit Line [Member] Minimum [Member]	Dec. 31, 2011 UK Credit Agreement Term Loan [Member] GBP (£)	Dec. 31, 2010 UK Credit Agreement Term Loan [Member] USD ($)	Dec. 31, 2011 UK Credit Agreement Term Loan [Member] Maximum [Member]	Dec. 31, 2011 UK Credit Agreement Term Loan [Member] Minimum [Member]	Dec. 31, 2011 UK Credit Agreement Overdraft Line of Credit [Member] USD ($)	Dec. 31, 2010 UK Credit Agreement Overdraft Line of Credit [Member] USD ($)	Dec. 31, 2011 7.75% senior subordinated notes due 2016 [Member] USD ($)	Dec. 31, 2010 7.75% senior subordinated notes due 2016 [Member] USD ($)	Dec. 31, 2006 7.75% senior subordinated notes due 2016 [Member] USD ($)	Dec. 31, 2011 3.5% senior subordinated convertible notes due 2026 [Member] USD ($)	Dec. 31, 2010 3.5% senior subordinated convertible notes due 2026 [Member] USD ($)	Dec. 31, 2011 Mortgages facilities [Member] USD ($)	Dec. 31, 2010 Mortgages facilities [Member] USD ($)	Dec. 31, 2011 UK Credit Agreement [Member] USD ($)	Dec. 31, 2011 UK Credit Agreement [Member] GBP (£)	Dec. 31, 2011 US Credit Agreement Letter of Credit [Member] USD ($)
Long-Term Debt (Textual) [Abstract]
Maximum credit available under US and UK credit agreement					$ 375,000,000		$ 127,000,000				£ 100,000,000				£ 30,000,000															$ 10,000,000
Line of credit basis spread on variable rate						2.50%			2.50%				3.00%	1.35%			4.325%	2.675%						1.75%
Debt instrument redemption rate of principal																								100.00%
Debt instrument redemption rate of principal exceeded																								120.00%
Incremental interest rate for uncollateralized borrowings in excess of maximum limit					1.00%
Repayment of term loan							7,000,000	15,000,000
Term loan outstanding under credit agreement					132,000,000		127,000,000																					72,393,000	46,579,000	500,000
Repayment of term loan															1,500,000
Final payment															7,500,000
Demand over draft line of credit	10,000,000
Debt Instrument, Face Amount																							375,000,000	375,000,000
Convertible notes prior period																								6 months
Senior subordinated convertible notes, interest rate		3.50%	3.50%	3.50%																	7.75%	7.75%	7.75%	3.50%	3.50%
Outstanding Convertible senior notes																								63,324,000
Conversion rate of convertible notes																								42.7796
Conversion principal amount																								1,000
Conversion price per share																								$ 23.38
Closing price of common stock																								$ 28.05
Conversion Period																								10 days
Payment of cash, common stock or a combination of two, if conversion value exceed																								1,000,000
Debt instrument purchase rate of principal																								100.00%
Long-term debt		$ 850,191,000	$ 776,055,000		$ 132,000,000		$ 127,000,000	$ 134,000,000		$ 59,060,000		$ 54,597,000				$ 5,505,000			$ 13,333,000	$ 7,116,000	$ 375,000,000	$ 375,000,000		$ 63,324,000	$ 148,884,000	$ 75,684,000	$ 46,052,000
Dates on which holders of the convertible notes may require the company to purchase	April 1, 2011, April 1, 2016 or April 1, 2021